Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables (i)	R$ 693	R$ 917
Other assets (ii)	285	1,975
Total	978	2,892
Current	792	2,892
Non-current	186
Accounts payable to selling shareholders (iii)		30,653
Total		30,653
Current		30,653
Non-current
Other income	459	477	R$ 752
Lease	32,186	28,723	23,106
U E P C [Member]
IfrsStatementLineItems [Line Items]
Other income	465	477	752
E M I V E Patrulha 24 Horas Ltda [Member]
IfrsStatementLineItems [Line Items]
Other income	(6)
R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease	23,434	20,394	15,336
U N I V A C O Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease	3,582	3,409	3,210
I E S V A P Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease	R$ 5,170	R$ 4,920	R$ 4,560